Consolidated Statements of Changes in Equity (Parentheticals) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Institutional investors [member]
Statement Line Items [Line Items]
Stock issuance cost		€ 17
Public offering [member]
Statement Line Items [Line Items]
Stock issuance cost	€ 842
Committed equity facility [member]
Statement Line Items [Line Items]
Stock issuance cost	€ 771
IPO 1 [member]
Statement Line Items [Line Items]
Stock issuance cost		2,825
Stock issuance cost, deferred tax		€ 18